FINANCING INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest expense	$ (4,444)	$ (5,687)	$ (7,312)
Interest income	39,987	13,596	5,368
Series G Debentures amortization, exchange rate and hedging transactions related results	(640)	(772)	(1,773)
Exchange rate and hedging transactions related results	(4,140)	(3,986)	(7,092)
Marketable securities fair value adjustments	2,944	(9,225)	0
Bank fees and others	(3,176)	(6,693)	(2,064)
FINANCING INCOME (EXPENSE), NET	$ 30,531	$ (12,767)	$ (12,873)